Document and Entity Information	Jul. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2018
Registrant Name	LORD ABBETT INVESTMENT TRUST
Entity Central Index Key	0000911507
Amendment Flag	false
Document Creation Date	Jul. 31, 2018
Document Effective Date	Jul. 31, 2018
Prospectus Date	Apr. 01, 2018